UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03171_

Value Line U.S. Government Securities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: August 31, 2013

Date of reporting period: February 28, 2013

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 2/28/13 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	S E M I - A N N U A L R E P O R T
	7 Times Square 21st Floor	F e b r u a r y 2 8 , 2 0 1 3
New York, NY 10036-6524
DISTRIBUTOR	EULAV Securities LLC	Value Line U.S. Government Securities Fund, Inc.
7 Times Square 21st Floor
New York, NY 10036-6524
CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00096008

Value Line U.S. Government Securities Fund, Inc.

To Our Value Line U.S. Government

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended February 28, 2013. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six-month period that ended on February 28th, bond prices fell as interest rates rose among both short and long-term maturities. The yield on the short-term 5-year U.S. Treasury note increased from 0.59% to 0.76%. The yield on the 10-year U.S. Treasury note rose from 1.55% to 1.88%. Interest rates rose when the sovereign debt and banking crisis within the European Union stabilized following emergency funding from the European Central Bank. Additionally, continued improvement in U.S. economic growth added to the pressure on interest rates.

For the period your fund lost -0.78% lagging its benchmark, the Barclay’s 50% Government/ 50% Mortgage Index, which lost -0.36%. (1). The Fund had a slightly longer risk position than the benchmark within its U.S Treasury allocation. The Fund lagged the index as treasuries underperformed the agency and mortgage sectors for the period. Management continues to believe that over a longer time frame of one year, treasuries will outperform as interest rates will remain lower than expected.

On March 21, 2013, shareholders approved a merger of the Fund into the Value Line Core Bond Fund that was effective March 22nd. The merger is a tax-free exchange for shareholders. The Core Bond Fund has the same investment objective as your Fund but has a broader investment strategy that includes investing in government securities as well as intermediate investment grade corporate debt.

We wish to thank you for investing in Value Line’s U.S. Government Securities Fund and look forward to meeting your investment needs in the future. For a complete line up of the Value Line Funds, visit www.vlfunds.com.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Jeff Geffen
Jeff Geffen, Senior Portfolio Manager

March 28, 2013

(1)
The Barclays 50% Government, 50% Mortgage Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

Past performance does not guarantee future results. Investment return and principal value of an investment can fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; and that current performance may be lower or higher than the performance data quoted. Investors should carefully consider the investment objectives, risks, charges and expense of a fund. This and other important information about a fund is contained in the fund’s prospectus. A copy of our fund’s prospectus can be obtained free of charge by going to our website at www.vlfunds.com or calling 800.243.2729.

Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders

Economic Highlights (unaudited)

The S&P 500 continued to climb in the new year returning 6.20% through February 28th. The equity market has found support from a significantly stronger real estate market and a modest drop in the national unemployment rate.

Consumer spending ended 2012 on a high note and has continued to tick up in early 2013. Auto sales were a major contributor to the increase in month-over-month retail sales seen in both January and February. There had been concerns that consumers would have pulled back on their spending due to increases in the payroll tax. However, consumers seemed to be buoyed by the rising real estate sector and a national unemployment rate still under 8%.

The labor market has been improving at a measured pace. The national unemployment rate stood at 7.7% at the end of February down from 7.8% at year end, though with significant variation among the states. While a number of states posted unemployment rates under 6%, there were several states, including California, with rates still exceeding 9%. Despite the improving trend in job creation, it has not been strong enough for the Fed to alter its economic stimulus policy of keeping short term interest rates at extremely low levels. The Fed recently reaffirmed its policy of future monetary tightening being contingent on the unemployment rate falling below 6.5% or inflation breaching 2.5%.

At home, GDP grew 2.2% in 2012, indicating an economy firmly in a mid-cycle expansion. Another year of economic expansion is expected in 2013, with growth slower earlier in the year and picking up later in the year. Some economic weakness is expected early in the year due to tax hikes and disruption from the sequester budget cuts. Assuming fiscal policy is clarified enough by midyear to encourage a rebound in capital spending, a 3% growth rate in the U.S. is possible in late 2013.

Despite the growing economy, inflationary pressures have remained modest. Consumer prices have remained in check, with the National Consumer Price Index rising 1.7% in 2012, edging up to 2.0% for the 12 months ending February 28th. Limited wage growth has contributed to the relatively benign inflationary environment.

Value Line U.S. Government Securities Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 through February 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	paid during
	account value	account value	period 9/1/12
	9/1/12	2/28/13	thru 2/28/13*
Actual	$1,000.00	$992.18	$5.56
Hypothetical (5% return before expenses)	$1,000.00	$1,019.22	$5.63

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 28, 2013 (unaudited)

Ten Largest Holdings

	Principal		Percentage of
Issue	Amount	Value	Net Assets
U.S. Treasury Notes, 1.50%, 7/31/16	$2,300,000	$2,382,837	3.2%
U.S. Treasury Notes, 3.13%, 5/15/19	2,100,000	2,365,780	3.2%
U.S. Treasury Notes, 1.00%, 3/31/17	2,300,000	2,339,532	3.1%
Federal Home Loan Bank, 5.00%, 12/21/15	2,000,000	2,255,290	3.0%
U.S. Treasury Notes, 0.38%, 1/15/16	2,000,000	2,002,032	2.7%
Federal National Mortgage Association Pool #MA1107, 3.50%, 7/1/32	1,566,217	1,661,938	2.2%
Federal National Mortgage Association, 2.38%, 7/28/15	1,500,000	1,571,467	2.1%
Federal National Mortgage Association, 7.25%, 5/15/30	1,000,000	1,565,377	2.1%
U.S. Treasury Notes, 3.50%, 5/15/20	1,100,000	1,268,782	1.7%
U.S. Treasury Notes, 1.50%, 8/31/18	1,200,000	1,239,187	1.7%

Asset Allocation — Percentage of Fund’s Net Assets

Coupon Distribution

Percentage of
Fund’s
Investments
Less than 4%	64.3%
4-4.99%	13.1%
5-5.99%	15.5%
6-6.99%	2.4%
7-7.99%	4.7%

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	February 28, 2013

Principal Amount		Rate	Maturity Date	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (55.2%)
	FEDERAL HOME LOAN BANK (4.6%)
$2,000,000	Federal Home Loan Bank	5.00%	12/21/15	$2,255,290
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,194,271
3,000,000	TOTAL FEDERAL HOME LOAN BANK
	(Cost $3,154,101)			3,449,561
	FEDERAL HOME LOAN MORTGAGE CORPORATION (21.9%)
276,088	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	281,096
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,166,299
1,000,000	Federal Home Loan Mortgage Corporation	2.00	8/25/16	1,049,715
1,100,000	Federal Home Loan Mortgage Corporation	1.25	5/12/17	1,124,152
3,581	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	3,824
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,197,399
50,023	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	53,415
4,626	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	4,939
220,259	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	226,769
5,396	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	5,762
24,968	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	27,036
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,149,474
12,807	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	13,666
78,547	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	83,935
57,341	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	61,274
227,025	Federal Home Loan Mortgage Corporation Gold PC Pool #J12462	4.00	6/1/20	242,367
10,209	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	10,962

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value
$234,596	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00%	10/1/20	$251,605
9,115	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	9,777
12,786	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	13,729
650,443	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216	3.50	7/1/21	686,649
67,881	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	72,813
158,141	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	169,013
518,944	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	552,919
545,012	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00	1/1/25	594,617
122,093	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	130,048
294,585	Federal Home Loan Mortgage Corporation REMIC Trust Series 3567 Class BJ	4.50	6/15/27	302,744
27,932	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	28,270
320,052	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	357,851
279,138	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	301,332
95,417	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	103,004
192,584	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.40	2/1/35	205,650
85,154	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	91,684
75,999	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	81,828
158,123	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	171,609
1,000,230	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP	3.00	2/15/40	1,061,123

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2013

Principal			Maturity
Amount		Rate	Date	Value
$575,695	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516	4.00%	9/1/40	$611,842
882,382	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803	4.00	12/1/40	966,464
350,797	Federal Home Loan Mortgage Corporation Gold PC Pool #A96409	3.50	1/1/41	369,504
327,155	Federal Home Loan Mortgage Corporation Gold PC Pool #G06224	3.50	1/1/41	344,601
57,820	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181	4.50	6/1/41	62,162
162,489	Federal Home Loan Mortgage Corporation Gold PC Pool #Q06307	3.50	2/1/42	171,154
905,332	Federal Home Loan Mortgage Corporation Gold PC Pool #G08488	3.50	4/1/42	955,873
905,281	Federal Home Loan Mortgage Corporation Gold PC Pool #C09004	3.50	7/1/42	955,819
15,086,046	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $15,535,252)			16,325,768
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (22.3%)
1,500,000	Federal National Mortgage Association	2.38	7/28/15	1,571,467
8,436	Federal National Mortgage Association Pool #511823	5.50	5/1/16	9,022
511,739	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	521,374
3,963	Federal National Mortgage Association Pool #615289	5.50	12/1/16	4,238
37,318	Federal National Mortgage Association Pool #622373	5.50	12/1/16	39,907
28,313	Federal National Mortgage Association Pool #631328	5.50	2/1/17	30,366
47,859	Federal National Mortgage Association Pool #623503	6.00	2/1/17	51,399
2,431	Federal National Mortgage Association Pool #643277	5.50	4/1/17	2,608
2,809	Federal National Mortgage Association Pool #638247	5.50	5/1/17	3,013
500,000	Federal National Mortgage Association	1.10	7/11/17	502,495
72,281	Federal National Mortgage Association Pool #254684	5.00	3/1/18	78,345
22,690	Federal National Mortgage Association Pool #685183	5.00	3/1/18	24,593
1,000,000	Federal National Mortgage Association	1.10	3/12/18	1,004,175
34,198	Federal National Mortgage Association Pool #703936	5.00	5/1/18	37,067
394,906	Federal National Mortgage Association Pool #780956	4.50	5/1/19	433,826
123,748	Federal National Mortgage Association Pool #790984	5.00	7/1/19	134,131

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value
$153,475	Federal National Mortgage Association Pool #786915	5.00%	8/1/19	$167,408
75,833	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	76,995
61,289	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	64,672
485,427	Federal National Mortgage Association Pool #AB5231	2.50	5/1/27	504,768
41,016	Federal National Mortgage Association Pool #412682	6.00	3/1/28	45,976
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,565,377
318,120	Federal National Mortgage Association Pool #MA0616	4.00	1/1/31	341,411
200	Federal National Mortgage Association Pool #568625	7.50	1/1/31	207
31,425	Federal National Mortgage Association Pool #571090	7.50	1/1/31	32,174
672,008	Federal National Mortgage Association Pool #MA0641	4.00	2/1/31	721,209
1,726	Federal National Mortgage Association Pool #573935	7.50	3/1/31	1,856
1,428	Federal National Mortgage Association Pool #629297	6.50	2/1/32	1,617
263,279	Federal National Mortgage Association Pool #626440	7.50	2/1/32	321,854
23,827	Federal National Mortgage Association Pool #254383	7.50	6/1/32	29,210
1,566,217	Federal National Mortgage Association Pool #MA1107	3.50	7/1/32	1,661,938
74,034	Federal National Mortgage Association Pool #254476	5.50	9/1/32	81,598
2,992	Federal National Mortgage Association Pool #688539	5.50	3/1/33	3,291
159,220	Federal National Mortgage Association Pool #650386	5.00	7/1/33	173,397
78,445	Federal National Mortgage Association Pool #726889	5.50	7/1/33	86,288
104,556	Federal National Mortgage Association Pool #759028	5.50	1/1/34	115,009
66,210	Federal National Mortgage Association Pool #763393	5.50	2/1/34	72,829
73,384	Federal National Mortgage Association Pool #769862	5.50	2/1/34	80,881
7,999	Federal National Mortgage Association Pool #769682	5.00	3/1/34	8,691
316,123	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	345,722
2,724	Federal National Mortgage Association Pool #778141	5.00	5/1/34	2,959
6,252	Federal National Mortgage Association Pool #258149	5.50	9/1/34	6,886
1,341	Federal National Mortgage Association Pool #789150	5.00	10/1/34	1,457
166,506	Federal National Mortgage Association Pool #255496	5.00	11/1/34	180,916
22,187	Federal National Mortgage Association Pool #797154	5.50	11/1/34	24,613
50,327	Federal National Mortgage Association Pool #801063	5.50	11/1/34	55,469
37,521	Federal National Mortgage Association Pool #803675	5.50	12/1/34	41,354
72,052	Federal National Mortgage Association Pool #804683	5.50	12/1/34	79,413
257,367	Federal National Mortgage Association Pool #815813 (1)	2.57	2/1/35	274,498

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2013

Principal			Maturity
Amount		Rate	Date	Value
$12,967	Federal National Mortgage Association Pool #255580	5.50%	2/1/35	$14,292
163,650	Federal National Mortgage Association Pool #735224	5.50	2/1/35	180,011
345,753	Federal National Mortgage Association Pool #919584	6.00	6/1/37	379,780
49,083	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	52,827
591,900	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	648,745
49,761	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	53,712
315,036	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	342,694
845,715	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	912,872
246,072	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	271,361
717,084	Federal National Mortgage Association Pool #AH5575	4.00	2/1/41	765,103
282,257	Federal National Mortgage Association Pool #AJ5888	4.50	11/1/41	303,776
480,689	Federal National Mortgage Association Pool #AQ0287	3.00	10/1/42	498,133
500,000	Federal National Mortgage Association TBA	3.00	12/1/99	517,656
15,085,168	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $15,618,658)			16,560,931
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.4%)
51,670	Government National Mortgage Association Pool #003645	4.50	12/20/19	56,609
3,261	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,737
43,489	Government National Mortgage Association Pool #548880	6.00	12/15/31	49,839
38,790	Government National Mortgage Association Pool #551762	6.00	4/15/32	44,380
18,233	Government National Mortgage Association Pool #582415	6.00	11/15/32	20,861
197,591	Government National Mortgage Association Pool #604485	6.00	7/15/33	226,564
85,443	Government National Mortgage Association Pool #622603	6.00	11/15/33	97,545
2,855	Government National Mortgage Association Pool #429786	6.00	12/15/33	3,314
75,041	Government National Mortgage Association Pool #605025	6.00	2/15/34	85,898
6,260	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,199
49,188	Government National Mortgage Association Pool #610944	5.50	4/15/34	54,109
30,071	Government National Mortgage Association Pool #605245	5.50	6/15/34	33,168
80,094	Government National Mortgage Association Pool #583008	5.50	6/15/34	88,342
642,529	Government National Mortgage Association Series 2009-103 Class TK	3.00	9/20/38	666,414
300,000	Government National Mortgage Association Series 2010-155 Class B	2.53	6/16/39	315,289

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value
$776,446	Government National Mortgage Association Series 2010-151 Class KA	3.00%	9/16/39	$816,915
431,847	Government National Mortgage Association Series 2011-17 Class EP	3.50	12/16/39	451,371
564,229	Government National Mortgage Association Series 2011-136 Class GB	2.50	5/20/40	582,883
349,568	Government National Mortgage Association Series 2013-12 Class AB	1.83	11/16/52	355,210
350,000	Government National Mortgage Association Series 2013-12 Class B (1)	2.45	11/16/52	356,205
447,752	Government National Mortgage Association Series 2012-125 Class AB (1)	2.11	2/16/53	461,692
4,544,357	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $4,682,356)			4,777,544
37,715,571	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,990,367)			41,113,804
	COMMERCIAL MORTGAGE-BACKED SECURITIES (4.1%)
500,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2	2.41	8/25/18	524,180
1,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K709, Class A2	2.09	3/25/19	1,035,792
1,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2	1.88	5/25/19	1,022,035
500,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A4	2.94	1/10/46	506,873
3,000,000	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,109,355)			3,088,880
	CORPORATE BONDS & NOTES (1.4%)
1,000,000	Private Export Funding Corp.	2.45	7/15/24	1,009,310
1,000,000	TOTAL CORPORATE BONDS & NOTES (Cost $1,009,310)			1,009,310
	U.S. TREASURY OBLIGATIONS (35.7%)
100,000	U.S. Treasury Notes	0.25	8/15/15	99,883

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2013

Principal			Maturity
Amount		Rate	Date	Value
$2,000,000	U.S. Treasury Notes	0.38%	1/15/16	$2,002,032
100,000	U.S. Treasury Notes	1.50	6/30/16	103,562
2,300,000	U.S. Treasury Notes	1.50	7/31/16	2,382,837
1,000,000	U.S. Treasury Notes	1.00	8/31/16	1,018,828
600,000	U.S. Treasury Notes	0.88	12/31/16	608,110
2,300,000	U.S. Treasury Notes	1.00	3/31/17	2,339,532
1,000,000	U.S. Treasury Notes	1.88	8/31/17	1,053,984
1,150,000	U.S. Treasury Notes	1.88	9/30/17	1,212,171
1,000,000	U.S. Treasury Notes	2.38	5/31/18	1,079,766
1,200,000	U.S. Treasury Notes	1.50	8/31/18	1,239,187
1,000,000	U.S. Treasury Notes	1.38	9/30/18	1,025,312
1,100,000	U.S. Treasury Notes	1.38	12/31/18	1,125,523
700,000	U.S. Treasury Notes	1.38	2/28/19	714,930
2,100,000	U.S. Treasury Notes	3.13	5/15/19	2,365,780
1,100,000	U.S. Treasury Notes	3.50	5/15/20	1,268,782
500,000	U.S. Treasury Notes	2.63	8/15/20	545,312
900,000	U.S. Treasury Notes	3.13	5/15/21	1,011,797
1,000,000	U.S. Treasury Notes	2.13	8/15/21	1,042,188
250,000	U.S. Treasury Notes	1.63	11/15/22	244,805
578,460	U.S. Treasury Notes (2)	2.00	1/15/26	751,140
150,000	U.S. Treasury Bonds	7.25	8/15/22	222,973
800,000	U.S. Treasury Bonds	7.88	2/15/21	1,191,438
250,000	U.S. Treasury Bonds	6.00	2/15/26	355,625
500,000	U.S. Treasury Bonds	5.38	2/15/31	695,859
500,000	U.S. Treasury Bonds	4.50	5/15/38	640,156
200,000	U.S. Treasury Bonds	4.38	5/15/40	252,094
24,378,460	TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,451,610)			26,593,606
	TOTAL INVESTMENT SECURITIES (96.4%) (Cost $69,560,642)			71,805,600
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)			2,690,623
	NET ASSETS (100.0%)			$74,496,223
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($74,496,223 ÷ 6,295,849 shares outstanding)			$11.83

(1)	Adjustable rate security. The rate shown is as of February 28, 2013.
(2)	Treasury Inflation Protected Security (TIPS)
TBA	To Be Announced.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities at February 28, 2013 (unaudited)

Assets:
Investment securities, at value (Cost - $69,560,642)	$71,805,600
Receivable for securities sold	6,253,554
Interest receivable	304,035
Receivable for capital shares sold	27,256
Receivable for securities lending income	6
Total Assets	78,390,451

Liabilities:
Payable for securities purchased	3,039,817
Due to custodian	671,364
Payable for capital shares redeemed	43,038
Accrued expenses:
Advisory fee	28,698
Directors’ fees and expenses	4,485
Other	106,826
Total Liabilities	3,894,228
Net Assets	$74,496,223

Net assets consist of:
Capital stock, at $1.00 par value (authorized 100,000,000, outstanding 6,295,849 shares)	$6,295,849
Additional paid-in capital	65,491,605
Undistributed net investment income	50,479
Accumulated net realized gain on investments	413,332
Net unrealized appreciation of investments	2,244,958
Net Assets	$74,496,223

Net Asset Value, Offering and Redemption Price per Outstanding Share ($74,496,223 ÷ 6,295,849 shares outstanding)	$11.83

Statement of Operations
for the Six Months Ended February 28, 2013 (unaudited)

Investment Income:
Interest	$882,522
Securities lending income	491
Total Income	883,013

Expenses:
Advisory fee	193,276
Auditing and legal fees	113,149
Service and distribution plan fees	96,638
Printing and postage	28,592
Transfer agent fees	25,954
Custodian fees	24,221
Registration and filing fees	21,041
Directors’ fees and expenses	12,532
Insurance	8,196
Other	7,994
Total Expenses Before Fees Waived and Custody Credits	531,593
Less: Service and Distribution Plan Fees Waived	(96,638)
Less: Custody Credits	(67)
Net Expenses	434,888
Net Investment Income	448,125

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	485,477
Change in Net Unrealized Appreciation/(Depreciation)	(1,560,638)

Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	(1,075,161)

Net Decrease in Net Assets from Operations	$(627,036)

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended February 28, 2013 (unaudited) and for the Year Ended August 31, 2012

	Six Months Ended February 28, 2013 (unaudited)	Year Ended August 31, 2012
Operations:
Net investment income	$448,125	$1,566,972
Net realized gain on investments	485,477	1,984,985
Change in net unrealized appreciation/(depreciation)	(1,560,638)	(904,927)
Net increase/(decrease) in net assets from operations	(627,036)	2,647,030

Distributions to Shareholders:
Net investment income	(426,693)	(1,861,489)
Net realized gain from investment transactions	(1,339,195)	(1,670,740)
Total Distributions	(1,765,888)	(3,532,229)

Capital Share Transactions:
Proceeds from sale of shares	1,134,380	3,407,631
Proceeds from reinvestment of dividends and distributions to shareholders	1,610,934	3,161,640
Cost of shares redeemed	(6,310,740)	(7,640,465)
Net decrease in net assets from capital share transactions	(3,565,426)	(1,071,194)
Total Decrease in Net Assets	(5,958,350)	(1,956,393)

Net Assets:
Beginning of period	80,454,573	82,410,966
End of period	$74,496,223	$80,454,573

Undistributed net investment income, at end of period	$50,479	$29,047

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences could be material.

(A) Security Valuation: The Fund’s investments are carried at fair value. With assistance from an independent pricing service (the “Service”) approved by the Board of Directors, portfolio securities are valued at the bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. If a portfolio security is not priced in this manner, the value is determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value by the Adviser pursuant to policies and procedures adopted by the Board of Directors. At February 28, 2013, there were no securities that had been fair valued.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2013

The following table summarizes the inputs used to value the Fund’s investments in securities as of February 28, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$41,113,804	$0	$41,113,804
Commercial Mortgage-Backed Securities	0	3,088,880	0	3,088,880
Corporate Bonds & Notes	0	1,009,310	0	1,009,310
U.S. Treasury Obligations	0	26,593,606	0	26,593,606
Total Investments in Securities	$0	$71,805,600	$0	$71,805,600

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the value hierarchy.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the six months ended February 28, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at February 28, 2013.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The ASU 2011-11 requires disclosure of both gross and net balances for certain investments and transactions entered into under master netting agreements, better aligning US GAAP requirements with International Financial Reporting Standards. The ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013. The Fund’s management is evaluating the effect of this guidance on the financial statements.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in the applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended August 31, 2009 through August 31, 2012), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for the amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Gains and losses realized on prepayments received on mortgage-related securities are recorded as interest income.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Securities Lending: Under an agreement with State Street Bank & Trust (“State Street”), the Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board of Directors. By lending its investment securities, the Fund attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Fund has the right to use the collateral to offset the losses incurred. The lending fees received and the Fund’s portion of the interest income earned on the cash collateral are included in the Statement of Operations.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

The Fund enters into joint repurchase agreements whereby its uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. There were no open joint repurchase agreements at February 28, 2013.

Value Line U.S. Government Securities Fund, Inc.

February 28, 2013

The Fund did participate in securities lending throughout the period. However, as of February 28, 2013, the Fund did not have any securities on loan.

(H) Other: On December 13, 2012, subject to shareholders approval, the Board of Directors of the Fund approved an agreement and plan of Reorganization pursuant to which the Fund’s shareholders would become shareholders of the Value Line Core Bond Fund. At a special shareholder’s meeting held on March 21, 2013, the Funds’ shareholders approved the proposal to merge the Value Line U.S. Government Securities Fund, Inc. into the Value Line Core Bond Fund. Effective March 22, 2013, each share of the Value Line U.S. Government Securities Fund, Inc. was exchanged for 2.29115793620 shares of the Value Line Core Bond Fund.

(I) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veteran Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended February 28, 2013 (unaudited)	Year Ended August 31, 2012
Shares sold	94,067	279,080
Shares issued to shareholders in reinvestment of dividends and distributions	135,193	261,601
Shares redeemed	(525,661)	(625,941)
Net decrease	(296,401)	(85,260)
Dividends per share from net investment income	$0.0661	$0.2815
Distributions per share from net realized gains	$0.2099	$0.2556

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)

4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended February 28, 2013 (unaudited)
Purchases:
U.S. Treasury & Government Agency Obligations	$25,782,408
Other Investment Securities	1,519,427
Total Purchases	$27,301,835

Sales:
U.S. Treasury & Government Agency Obligations	$27,164,222
Other Investment Securities	—
Total Sales	$27,164,222

5. Income Taxes

At February 28, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$69,560,642
Gross tax unrealized appreciation	$2,375,774
Gross tax unrealized depreciation	(130,816)
Net tax unrealized appreciation on investments	$2,244,958

6. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $193,276 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended February 28, 2013. This was computed at the rate of 0.50% of the Fund’s average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2013, fees amounting to $96,638, before fee waivers, were accrued under the Plan. Effective January 1, 2009, and renewed annually, the Distributor contractually agreed to waive the 12b-1 fee. For the six months ended February 28, 2013, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

For the six months ended February 28, 2013, the Fund’s expenses were reduced by $67 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and Trustee of the Adviser are also officers and a director of the Fund. At February 28, 2013, the officers and Director of the Fund as a group owned less than 1% of the outstanding shares.

Value Line U.S. Government Securities Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	February 28, 2013		Years Ended August 31,
	(unaudited)		2012	2011	2010		2009	2008
Net asset value, beginning of period	$12.20		$12.34	$12.41	$12.06		$11.62	$11.42

Income from investment operations:

Net investment income	0.07		0.24	0.28	0.35		0.40	0.46
Net gains or (losses) on securities (both realized and unrealized)	(0.16)		0.16	0.15	0.44		0.45	0.24
Total from investment operations	(0.09)		0.40	0.43	0.79		0.85	0.70

Less distributions:
Dividends from net investment income	(0.07)		(0.28)	(0.32)	(0.36)		(0.41)	(0.50)
Distributions from net realized gains	(0.21)		(0.26)	(0.18)	(0.08)		—	—
Total distributions	(0.28)		(0.54)	(0.50)	(0.44)		(0.41)	(0.50)

Net asset value, end of period	$11.83		$12.20	$12.34	$12.41		$12.06	$11.62

Total return	(0.78	)%(1)	3.32%	3.65%	6.69%		7.46%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$74,496		$80,455	$82,411	$87,426		$89,609	$87,919
Ratio of expenses to average net assets(2)	1.38	%(3)	1.12%	1.09%	1.03	%(4)	1.07%	1.01%
Ratio of expenses to average net assets(5)	1.13	%(3)	0.87%	0.84%	0.77	%(6)	0.82%	0.76%
Ratio of net investment income to average net assets	1.16	%(3)	1.94%	2.31%	2.87%		3.37%	3.96%
Portfolio turnover rate	36	%(1)	103%	71%	50%		58%	51%

(1)	Not annualized.

(2)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers, would have been 1.00% for the year ended August 31, 2008, and would have been unchanged for the other years shown.

(3)	Annualized.

(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of service and distribution plan fees by the Distributor.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line U.S. Government Securities Fund, Inc.

PROXY RESULTS
FOR
VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

A Special Meeting of Shareholders was held on March 21, 2013 for shareholders to approve an Agreement and Plan of Reorganization between the Fund and the Value Line Core Bond Fund (the “Acquiring Fund”) providing for; (a) the acquisition of all the assets, and assumption of all of the liabilities, of the Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund; (b) the distribution of such shares of the Acquiring Fund to the shareholders of the Fund; and (c) the liquidation and dissolution of the Fund.

VOTES FOR	VOTES AGAINST	VOTES ABSTAINING
3,173,223	403,278	244,539

Value Line U.S. Government Securities Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 10 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

		Length of	Principal Occupation
Name, Address, and YOB	Position	Time Served	During the Past 5 Years
Interested Director*
Mitchell E. Appel YOB: 1970 Other Directorships: None	Director	Since 2010
President of each of the Value Line Funds since June  2008; Chief Financial Officer of Value Line, Inc.  (“Value Line”) from April 2008 to December 2010  and from September 2005 to November 2007; Director  from February 2010 to December 2010; Chief Financial  Officer of XTF Asset Management from November  2007 to April 2008; Chief Financial Officer of the  Distributor since April 2008 and President since  February 2009; President of the Adviser since  February 2009, Trustee since December 2010 and  Treasurer since January 2011.

Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956 Other Directorships: Burnham Investors Trust, since 2004 (4 funds)	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931 Other Directorships: None	Director	Since 2000
Professor of History, Williams College, (1961-2002).  Professor Emeritus since 2002; President Emeritus  since 1994 and President, (1985-1994); Chairman  (1993-1997) and Interim President (2002-2003) of the  American Council of Learned Societies. Trustee since  1997 and Chairman of the Board since 2005, National  Humanities Center.

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935 Other Directorships: None	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939 Other Directorships: None	Director	Since 1983	Chairman, Institute for Political Economy.

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949 Other Directorships: None	Director	Since 1996	Senior Financial Adviser Veritable L.P. (Investment Adviser).
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954 Other Directorships: None	Director (Chairman of Board Since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line U.S. Government Securities Fund, Inc.

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Value Line U.S. Government Securities Fund, Inc.

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Value Line U.S. Government Securities Fund, Inc.

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Value Line U.S. Government Securities Fund, Inc.

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today — a diversified family of no-load mutual funds with a wide range of investment objectives — ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Core Bond Fund** seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Small Cap Opportunities Fund*** invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.
**	Formerly known as the Value Line Aggressive Income Trust.
***	Formerly known as the Value Line Emerging Opportunities Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 3, 2013